S-K 1602(b)(6) Prospectus Summary, Sponsor Compensation - CH4 Natural Solutions Acquisition Sponsor LLC [Member]	Dec. 22, 2025 USD ($) shares
Private Placement Units [Member]
SPAC Prospectus Summary, Sponsor Compensation [Line Items]
Securities Issued or to be Issued, Shares | shares	200,000
Price Paid or to be Paid for Securities, Total Amount	$ 2,000,000
Class B Ordinary Shares [Member]
SPAC Prospectus Summary, Sponsor Compensation [Line Items]
Securities Issued or to be Issued, Shares | shares	10,000,000
Price Paid or to be Paid for Securities, Total Amount	$ 25,000
Working Capital Loans [Member]
SPAC Prospectus Summary, Sponsor Compensation [Line Items]
Sponsor Compensation Amount	$ 1,500,000